UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number XXXXXX
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ASSET MANAGEMENT FUND LARGE CAP EQUITY INSTITUTIONAL FUND, INC.
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(Exact name of registrant as specified in charter)

655 Third Avenue, New York, New York 10017
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(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: 212-573-9354
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Agent for service:
James H. Bluck
Hughes Hubbard & Reed LLP
One Battery Park Plaza
New York, NY 10004
(212) 837-6875

Date of fiscal year end: December 31, 2005
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Date of reporting period: June 30, 2006
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ITEM 1. PROXY VOTING RECORD:

Attached hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the registrant considered at any shareholder meeting held during the twelve-month period ended June 30, 2006 with respect to which the registrant was entitled to vote;

(a) The name of the issuer of the portfolio security;
(b) The exchange ticker symbol of the portfolio security;
(c) The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;
(d) The shareholder meeting date;
(e) A brief identification of the matter voted on;
(f) Whether the matter was proposed by the issuer or by a security holder;
(g) Whether the registrant cast its vote on the matter;
(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(i) Whether the registrant cast its vote for or against management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Management Fund Large Cap Equity Institutional Fund, Inc.

  By /s/ Joseph R. Ficalora
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  Joseph R. Ficalora, President

  August 29, 2006
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Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
3M Company	MMM	88579Y101	5/9/2006	Elect Four Directors	Issuer	Yes	For	For
				Appt. Independent Accountant	Issuer	Yes	For	For
				Authorize Annual Election of Directors	Issuer	Yes	For	For
				Executive Compensation	Shareholder	Yes	Against	For
				Animal Welfare Policy	Shareholder	Yes	Against	For
				Business Operations in China	Shareholder	Yes	Against	For
Abbott Laboratories	ABT	2824100	4/28/2006	Elect Thirteen Directors	Issuer	Yes	For	For
				Appt. Independent Auditors	Issuer	Yes	For	For
				Pay for Superior Performance	Shareholder	Yes	Against	For
				Political Contributions	Shareholder	Yes	Against	For
				Roles of Chair and CEO	Shareholder	Yes	For	Against
American Express Co	AXP	25816109	4/24/2006	Elect Twelve Directors	Issuer	Yes	For	For
				Appt. Independent Auditors	Issuer	No	Abstain	N/A
				Stock Options	Shareholder	No	Abstain	N/A
				Majority Voting for Directors	Shareholder	Yes	For	Against
				Employment Policies	Shareholder	No	Abstain	N/A
				Reimbursement of Expenses for Director Candidates	Shareholder	No	Abstain	N/A
American International Group, Inc.	AIG	26874107	5/17/2006	Elect Fifteen Directors	Issuer	Yes	For	For
				Independent Public Acct. Firm	Issuer	Yes	For	For
				Executive Incentive Plan	Issuer	Yes	For	For
Anheuser-Busch Co	BUD	35229103	4/26/2006	Elect Five Directors	Issuer	Yes	For	For
				Restate Cert. of Incorporation	Issuer	Yes	For	For
				Restricted Stock for Non-Employee Directors	Issuer	Yes	For	For
				Independent Public Acct. Firm	Issuer	Yes	For	For
Automatic Data Processing, Inc	ADP	53015103	11/8/2005	Elect Eleven Directors	Issuer	Yes	For	For
				Appt. Independent Accountant	Issuer	Yes	For	For
Berkshire Hathaway, Inc.	BRK/A	84670108	5/6/2006	Elect Eleven Directors	Issuer	Yes	For	For
Cisco Systems, Inc.	CSCO	17275R102	11/15/2005	Elect Eleven Directors	Issuer	Yes	For	For
				Stock Incentive Plan	Issuer	Yes	For	For
				Independent Public Acct. Firm	Issuer	Yes	For	For
				Performance Based Stock for Executives	Shareholder	Yes	Against	For
				Report on Executive Compensation	Shareholder	Yes	Against	For
				Report on Human Rights Policy	Shareholder	Yes	Against	For
The Coca-Cola Co	KO	191216100	4/19/2006	Elect Fourteen Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Amend Restricted Stock Award Plan	Issuer	Yes	For	For
				Charitable Contributions	Shareholder	Yes	Against	For
				Report on Recycling Strategy	Shareholder	Yes	Against	For
				Restricted Stock	Shareholder	Yes	Against	For
				Environmental Impacts of Operations in India	Shareholder	Yes	Against	For
				Independent Delegation of Inquiry to Columbia	Shareholder	Yes	Against	For

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
Exxon Mobile Corporation	XOM	30231G102	5/31/2006	Elect Twelve Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Cumulative Voting	Shareholder	Yes	Against	For
				Majority Vote	Shareholder	Yes	For	Against
				Industry Experience	Shareholder	Yes	Against	For
				Director Qualifications	Shareholder	Yes	Against	For
				Director Compensation	Shareholder	Yes	Against	For
				Board Chairman and CEO	Shareholder	Yes	For	Against
				Executive Compensation Report	Shareholder	Yes	Against	For
				Executive Compensation Criteria	Shareholder	Yes	Against	For
				Political Contributions Report	Shareholder	Yes	Against	For
				Corporate Sponsorships Report	Shareholder	Yes	Against	For
				Amendment of EEO Policy	Shareholder	Yes	Against	For
				Biodiversity Impact Report	Shareholder	Yes	Against	For
				Community Environmental Impact	Shareholder	Yes	Against	For
General Electric Co	GE	369604103	4/26/2006	Elect Fifteen Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Cumulative Voting	Shareholder	Yes	Against	For
				Curb Over-Extended Directors	Shareholder	Yes	Against	For
				One Director from Ranks of Retirees	Shareholder	Yes	Against	For
				Independent Board Chairman	Shareholder	Yes	For	Against
				Director Election Majority Vote Standard	Shareholder	Yes	For	Against
				Report on Global Warming Science	Shareholder	Yes	Against	For
Harley-Davidson, Inc.	HDI	412822108	4/29/2006	Elect Four Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
Home Depot	HD	437076102	5/25/2006	Elect Eleven Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Committee Report	Shareholder	Yes	Against	For
				Employment Diversity Report	Shareholder	Yes	Against	For
				Chairman and CEO	Shareholder	Yes	For	Against
				Method of Voting for Directors	Shareholder	Yes	For	Against
				Retirement Benefits	Shareholder	Yes	For	Against
				Political Contributions	Shareholder	Yes	Against	For
				Governing Documents	Shareholder	Yes	Against	For
				Political Nonpartisanship	Shareholder	Yes	Against	For
Illinois Tool Works Inc.	ITW	452308109	5/5/2006	Elect Ten Directors	Issuer	Yes	For	For
				Restated Certification of Incorporation	Issuer	Yes	For	For
				Stock Incentive Plan	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Implementing Business Principles in China	Shareholder	Yes	Against	For
				Majority Vote for Election of Directors	Shareholder	Yes	For	Against

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
Johnson & Johnson	JNJ	478160104	4/27/2006	Elect Thirteen Directors	Issuer	Yes	For	For
				Restated Certification of Incorporation	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Charitable Contributions	Shareholder	Yes	Against	For
				Majority Vote for Director Nominees	Shareholder	Yes	For	Against
Merrill Lynch & Co., Inc.	MER	590188101	4/28/2006	Elect Three Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Cumulative Voting	Shareholder	Yes	Against	For
				Annual Approval for Director Compensation	Shareholder	Yes	Against	For
				Management Development and Compensation Report	Shareholder	Yes	Against	For
Microsoft Corporation	MSFT	594918104	11/9/2005	Elect Ten Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
Omnicom Group, Inc.	OMC	681919106	5/23/2006	Elect Eleven Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
Pepsico, Inc.	PEP	713448108	5/3/2006	Elect Fifteen Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Political Contributions	Shareholder	Yes	Against	For
				Charitable Contributions	Shareholder	Yes	Against	For
Pfizer, Inc.	PFE	717081103	4/27/2006	Elect Thirteen Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Amend Certificate of Incorporation	Issuer	Yes	For	For
				Term Limits for Directors	Shareholder	Yes	Against	For
				Report on Pharmaceutical Price Restraint	Shareholder	Yes	Against	For
				Cumulative Voting	Shareholder	Yes	Against	For
				Separation of Roles of Chairman and CEO	Shareholder	Yes	For	Against
				Report on Political Contributions	Shareholder	Yes	Against	For
				Report on Amending Laboratory Animal Policy	Shareholder	Yes	Against	For
				Report on Contributions for Animal-Based Testing	Shareholder	Yes	Against	For
The Procter & Gamble Co	PG	742718109	10/11/2005	Elect Five Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Amend Articles of Incorporation	Issuer	Yes	For	For
				Annual Election of Directors	Issuer	Yes	For	For
				Compliance with Animal Testing	Shareholder	Yes	Against	For
				Sell the Company	Shareholder	Yes	Against	For
				Political Contributions	Shareholder	Yes	Against	For
Sysco Corporation	SYY	871829107	11/11/2005	Elect Four Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Management Incentive Plan	Issuer	Yes	For	For
				Compensation to Executive Officers	Issuer	Yes	For	For
				Non-Employee Director's Stock Plan	Issuer	Yes	Against	Against

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
WalMart Stores, Inc.	WMT	931142103	6/2/2006	Elect Thirteen Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Humane Poultry Slaughter	Shareholder	Yes	Against	For
				Political Contributions Report	Shareholder	Yes	Against	For
				Director Election Majority Vote Standard	Shareholder	Yes	For	Against
				Sustainability Report	Shareholder	Yes	Against	For
				Compensation Disparity	Shareholder	Yes	Against	For
				Equity Compensation Glass Ceiling Report	Shareholder	Yes	Against	For
Wm. Wrigley Jr. Company	WWY	982526105	4/4/2006	Elect Three Directors	Issuer	Yes	For	For
				Management Incentive Plan	Issuer	Yes	For	For
				Issue Class B Common Stock as Dividend	Issuer	Yes	For	For
				Increase Class B Conversion Threshold to 12%	Issuer	Yes	For	For
				Defer Automatic Conversion of Class B Stock	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For